Significant accounting judgments, estimates and assumptions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Weighted [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 1,350,891
Upside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	1,262,010
Base Case [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	1,332,708
Downside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 1,458,974